Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands		1 Months Ended				6 Months Ended
	Jan. 14, 2018 ₪ / shares shares	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2018 ₪ / shares	Apr. 16, 2018 ₪ / shares	Jan. 31, 2018 USD ($) shares	Jun. 30, 2018 ILS (₪) shares	Jun. 30, 2017 shares	Mar. 01, 2018 ₪ / shares shares	Jan. 18, 2018 ILS (₪) shares
Equity (Textual)
Option exercise price | ₪ / shares	₪ 0.58
Options vest periods	1 year
Expected term	4 years
Series I Warrants [Member]
Equity (Textual)
Option exercise price | ₪ / shares				₪ 0.4
Series K Warrants [Member]
Equity (Textual)
Option exercise price | ₪ / shares				₪ 0.4
Major ordinary share transactions [member] | Bottom of range [member]
Equity (Textual)
Number of shares authorized								250,000,000
Major ordinary share transactions [member] | Top of range [member]
Equity (Textual)
Number of shares authorized								750,000,000
Par value per share | ₪ / shares								₪ 0.03
Security Purchase Agreements [Member]
Equity (Textual)
Ordinary shares purchase									4,344,340
Ordinary shares purchase price | ₪									₪ 2,200
Alpha Purchase Agreement [Member]
Equity (Textual)
Option exercise price | (per share)		$ 10.28	₪ 36.14
Warrants to purchase of ordinary shares		49,607,407
Warrants exercisable into ordinary shares		992,149
Gross proceeds of ordinary shares | $		$ 1,000,000
Alpha Purchase Agreement [Member] | Pre-Funded Warrant [Member]
Equity (Textual)
Debenture principal amount | $					$ 3,375,144
Warrants to purchase of ordinary shares					39,322,742
Warrants exercisable into ordinary shares					786,455
Alpha Purchase Agreement [Member] | Pre-Paid Warrant [Member]
Equity (Textual)
Warrants to purchase of ordinary shares		9,921,482
Warrants exercisable into ordinary shares		198,430
Alpha Purchase Agreement [Member] | Pre-Paid Warrant [Member] | July 11, 2018 [Member]
Equity (Textual)
Warrants to purchase of ordinary shares						1,060,000
Warrants exercisable into ordinary shares						21,200
Fair market value of ordinary shares | ₪						₪ 492
Yehiel Tal [Member]
Equity (Textual)
Approved grant options	3,750,000
Options to purchase of ordinary shares	3,750,000
Adi Goldin [Member]
Equity (Textual)
Approved grant options	650,000
Options to purchase of ordinary shares	650,000
Abraham Havron [Member]
Equity (Textual)
Approved grant options	500,000
Options to purchase of ordinary shares	500,000
David Tsur [Member]
Equity (Textual)
Approved grant options	500,000
Options to purchase of ordinary shares	500,000
Scott Burell [Member]
Equity (Textual)
Approved grant options	500,000
Options to purchase of ordinary shares	500,000
Gili Hart [Member]
Equity (Textual)
Approved grant options	500,000
Options to purchase of ordinary shares	500,000
Elan Penn [Member]
Equity (Textual)
Approved grant options	500,000
Options to purchase of ordinary shares	500,000
Alpha [Member] | Security Purchase Agreements [Member]
Equity (Textual)
Ordinary shares purchase									1,275,340
Ordinary shares purchase price | ₪									₪ 638
Investor [Member] | Security Purchase Agreements [Member]
Equity (Textual)
Ordinary shares purchase									2,046,000
Ordinary shares purchase price | ₪									₪ 1,000
Docor International BV [Member] | Security Purchase Agreements [Member]
Equity (Textual)
Ordinary shares purchase									1,023,000
Ordinary shares purchase price | ₪									₪ 511